Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Jul. 16, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Restructuring plan, annual reduction in general and administrative expenses		$ 3.4
Renegotiation of the terms of repayment of the related party loan		$ 19.0
Computer equipment [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment		3 years
Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment		3 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment		5 years
Plant and Equipment [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment		3 years 182 days
Plant and Equipment [Member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment		10 years
Leasehold improvements [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment		20 years
Leasehold improvements [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment		40 years
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets		7 years
Brand names [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets		14 years
Favourable Supply Contracts [Member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets		5 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets		5 years
Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Earnings before interest, taxes depreciation and amortization		$ 2.4
Working capital expected to be provided by a subsidiary		$ 2.3
Sale of minority equity investments [member]
Statement Line Items [Line Items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 11.4
Repay the current financing agreement [member]
Statement Line Items [Line Items]
Repayments of bonds, notes and debentures	$ 2.0